Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 599	$ 641
Accumulated Amortization	382	490
Net Carrying Value	217	151
Indefinite lived intangible assets
Intangible assets under development	13	0
Total intangible assets
Total intangible asset, Gross Carrying Amount	612	641
Total intangible asset, Accumulated Amortization	382	490
Total Intangible Asset, Net Carrying Value	230	151
Patents & licenses
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	45	146
Accumulated Amortization	23	117
Net Carrying Value	$ 22	$ 29
Weighted Average Remaining Life	4 years 3 months 18 days	5 years
Total intangible assets
Total intangible asset, Accumulated Amortization	$ 23	$ 117
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	104	139
Accumulated Amortization	104	139
Net Carrying Value	0	0
Total intangible assets
Total intangible asset, Accumulated Amortization	104	139
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	450	356
Accumulated Amortization	255	234
Net Carrying Value	$ 195	$ 122
Weighted Average Remaining Life	2 years 10 months 24 days	2 years 1 month 6 days
Total intangible assets
Total intangible asset, Accumulated Amortization	$ 255	$ 234